30. Segment information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment information

Management considers the following business segments:

·	Food retail – includes the banners “Pão de Açúcar”, “Minuto Pão de Açúcar”, “Extra Hiper”, “Extra Supermercado”, “Minimercado Extra”, “Posto Extra”, “Drogaria Extra” and “GPA Malls & Properties”.
·	Cash & Carry – includes the brand “ASSAÍ”.

Management monitors the operating results of its business units separately making decisions about resource allocation and performance assessment. The segment performance is evaluated based on operating income and is measured consistently with operating income in the financial statements.

The Company is engaged in operations of retail stores located in 22 states and the Federal District of Brazil. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker who has been identified as the Chief Executive Officer.

The chief operating decision-maker allocates resources and assesses performance by reviewing results and other information related to segments.

The Company deems irrelevant the disclosure of information on sales per product category, given that similar products are sold based on each business’ strategies and each segment has its own management controls.

The Company measures the results of segments using the accounting practices under IFRS, among other measures, each segment’s operating profit, which includes certain corporate overhead allocations. At times, the Company reviews the measurement of each segment’s operating profit, including any corporate overhead allocations, as determined by the information regularly reviewed by the chief operating decision-maker. When revisions are made, the operating results of each segment affected by the revisions are corrected for all years presented to maintain comparability.

Home appliances and e-commerce segments are presented as discontinued operations for the years 2017, 2016 and 2015 (as per note 32) and kept in this note for purposes of reconciliation as consolidated accounting information.

Information on the Company’s segments is included in the table below:

	Food retail (*)			Cash & Carry			Assets held for sale and discontinued operations (**)			Subtotal			Eliminations/ Others (***)			Total
Description	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net operating revenue	26,194	26,967	26,745	18,440	14,487	10,453	-	-		44,634	41,454	37,198	-	-		44,634	41,454	37,198
Gross profit	7,762	7,351	7,538	2,941	2,170	1,537	-	-		10,703	9,521	9,075	-	-		10,703	9,521	9,075
Depreciation and amortization	(604)	(576)	(552)	(175)	(131)	(98)	-	-		(779)	(707)	(650)	-	-		(779)	(707)	(650)
Profit from operations before net financial expenses and share of profit of associates	747	319	1,194	822	477	337	-	-		1,569	796	1,531	-	-		1,569	796	1,531
Net financial expense	(682)	(808)	(691)	(48)	(95)	(77)	-	-		(730)	(903)	(768)	-	-		(730)	(903)	(768)
Share of profit of subsidiaries and associates	64	77	81	-	-	-	-	-		64	77	81	(124)	(17)		(60)	60	81
Profit(loss) before income tax and social contribution	129	(413)	584	774	383	260	-	-		903	(30)	844	(124)	(17)		779	(47)	844
Income tax and social contribution	(63)	76	(140)	(234)	(100)	(89)	-	-		(297)	(24)	(229)	-	-		(297)	(24)	(229)
Net income (loss) for continued operations	66	(337)	444	540	283	171	-	-		606	(54)	615	(124)	(17)		482	(71)	615
Net income (loss) for discontinued operations	(33)	(78)	(74)	-	-	-	416	(927)	(817)	383	(1,005)	(891)	-	-		383	(1,005)	(891)
Net income (loss) of year end	33	(415)	370	540	283	171	416	(927)	(817)	989	(1,059)	(276)	(124)	(17)		865	(1,076)	(276)

Current assets	7,202	8,938		3,093	2,417		23,182	20,538		33,477	31,893		(257)	(242)		33,220	31,651
Noncurrent assets	11,168	10,955		3,568	2,620		-	-		14,736	13,575		(28)	(9)		14,708	13,566
Current liabilities	7,966	9,171		3,414	3,020		17,897	15,642		29,277	27,833		(285)	(251)		28,992	27,582
Noncurrent liabilities	4,943	4,747		701	291		-	-		5,644	5,038		-	-		5,644	5,038
Shareholders' equity	5,461	5,975		2,546	1,726		5,285	4,896		13,292	12,597		-	-		13,292	12,597

(*) Food retail includes GPA Malls & Properties.

(**) See note 32.

(***) The eliminations consist of intercompany balances. In the management’s view, the net earnings eliminations are made inside of own segment, besides, the equity pickup of the Company in Luxco.

Company general information

The Company operates primarily as a retailer of food, clothing, home appliances and other products. Total revenues are composed of the following brands:

	2017	2016	2015
Extra	16,110	16,776	17,032
Assaí	18,440	14,487	10,454
Pão de Açúcar	6,659	6,711	6,491
Proximidade	1,085	1,131	946
Other business	2,340	2,349	2,275
Total net operating revenue	44,634	41,454	37,198